Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	8,885	7,429
Transfers out, assets	(9,512)	(9,761)
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	204	0
Transfers in, assets	0	0
Transfers out, assets	(151)	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	362
Settlements, assets	0	(153)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	24	(9)
Balance at end of period, assets	77	204
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	13,710	15,509
Transfers in, assets	5,218	3,451
Transfers out, assets	(5,533)	(4,909)
Purchases, assets	10,449	10,034
Sales, assets	(9,277)	(10,130)
Issuances, assets	2,330	1,766
Settlements, assets	(3,535)	(2,511)
Gain (loss) on transfers in/out included in trading revenues, assets	102	423
Gain (loss) on all other activity included in trading revenues, assets	2,076	563
Gain (loss) on transfers in/out included in other revenues, assets	0	(1)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	1,640	(485)
Balance at end of period, assets	17,180	13,710
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,069	5,888
Transfers in, assets	1,260	1,418
Transfers out, assets	(3,018)	(1,977)
Purchases, assets	5,554	6,363
Sales, assets	(5,435)	(7,043)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(60)	165
Gain (loss) on all other activity included in trading revenues, assets	535	465
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	560	(210)
Balance at end of period, assets	4,465	5,069
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,128	3,192
Transfers in, assets	392	571
Transfers out, assets	(756)	(552)
Purchases, assets	1,161	1,759
Sales, assets	(2,004)	(3,022)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(68)	109
Gain (loss) on all other activity included in trading revenues, assets	402	157
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	180	(86)
Balance at end of period, assets	1,435	2,128
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	436	724
Transfers in, assets	625	467
Transfers out, assets	(676)	(690)
Purchases, assets	732	1,012
Sales, assets	(659)	(1,162)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	11	11
Gain (loss) on all other activity included in trading revenues, assets	81	91
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	62	(17)
Balance at end of period, assets	612	436
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	417	1,023
Transfers in, assets	105	86
Transfers out, assets	(392)	(310)
Purchases, assets	415	497
Sales, assets	(282)	(866)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	(4)
Gain (loss) on all other activity included in trading revenues, assets	(58)	15
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	52	(24)
Balance at end of period, assets	257	417
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,567	447
Transfers in, assets	112	55
Transfers out, assets	(697)	(357)
Purchases, assets	2,593	3,072
Sales, assets	(2,402)	(1,810)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(8)	36
Gain (loss) on all other activity included in trading revenues, assets	61	197
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	195	(73)
Balance at end of period, assets	1,421	1,567
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	595	485
Transfers in, assets	939	303
Transfers out, assets	(469)	(237)
Purchases, assets	727	405
Sales, assets	(554)	(431)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	35	20
Gain (loss) on all other activity included in trading revenues, assets	196	68
Gain (loss) on transfers in/out included in other revenues, assets	0	(1)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	97	(17)
Balance at end of period, assets	1,566	595
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,217	6,650
Transfers in, assets	2,156	1,442
Transfers out, assets	(1,168)	(2,208)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	2,330	1,766
Settlements, assets	(3,334)	(2,446)
Gain (loss) on transfers in/out included in trading revenues, assets	110	230
Gain (loss) on all other activity included in trading revenues, assets	941	(53)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	571	(164)
Balance at end of period, assets	6,823	5,217
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,574	1,859
Transfers in, assets	70	244
Transfers out, assets	(40)	(363)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	197	279
Settlements, assets	(574)	(663)
Gain (loss) on transfers in/out included in trading revenues, assets	13	8
Gain (loss) on all other activity included in trading revenues, assets	393	249
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	170	(39)
Balance at end of period, assets	1,803	1,574
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,138	1,294
Transfers in, assets	1,891	923
Transfers out, assets	(575)	(633)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	536	627
Settlements, assets	(899)	(631)
Gain (loss) on transfers in/out included in trading revenues, assets	(28)	38
Gain (loss) on all other activity included in trading revenues, assets	379	(461)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	127	(19)
Balance at end of period, assets	2,569	1,138
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,240	1,920
Transfers in, assets	132	223
Transfers out, assets	(534)	(1,020)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	405	207
Settlements, assets	(417)	(538)
Gain (loss) on transfers in/out included in trading revenues, assets	120	184
Gain (loss) on all other activity included in trading revenues, assets	(26)	330
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	143	(66)
Balance at end of period, assets	1,063	1,240
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,829	2,486
Transfers in, assets	863	288
Transfers out, assets	(878)	(487)
Purchases, assets	4,168	3,266
Sales, assets	(3,288)	(2,656)
Issuances, assets	0	0
Settlements, assets	(201)	(65)
Gain (loss) on transfers in/out included in trading revenues, assets	17	8
Gain (loss) on all other activity included in trading revenues, assets	404	83
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	412	(94)
Balance at end of period, assets	4,326	2,829
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2	170
Transfers in, assets	0	0
Transfers out, assets	0	(230)
Purchases, assets	0	165
Sales, assets	0	(82)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	9
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	1	(30)
Balance at end of period, assets	3	2
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,969	8,184
Transfers in, assets	2	106
Transfers out, assets	(22)	(63)
Purchases, assets	978	1,715
Sales, assets	(3,884)	(3,585)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	201	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	531	791
Foreign currency translation impact, assets	508	(177)
Balance at end of period, assets	5,283	6,969
Recurring basis | Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	314	392
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	1,849	1,632
Recurring basis | Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	1,850	1,630
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,600	1,818
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	204	189
Sales, assets	(333)	(365)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	179	1
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	184	(43)
Balance at end of period, assets	1,834	1,600
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,369	6,366
Transfers in, assets	2	106
Transfers out, assets	(22)	(63)
Purchases, assets	774	1,526
Sales, assets	(3,551)	(3,220)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	22	(3)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	531	791
Foreign currency translation impact, assets	324	(134)
Balance at end of period, assets	3,449	5,369
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,998	6,619
Transfers in, assets	500	320
Transfers out, assets	(601)	(1,561)
Purchases, assets	1,024	800
Sales, assets	(2,012)	(1,673)
Issuances, assets	4,878	6,767
Settlements, assets	(3,168)	(2,920)
Gain (loss) on transfers in/out included in trading revenues, assets	3	0
Gain (loss) on all other activity included in trading revenues, assets	(173)	(21)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(2)	0
Foreign currency translation impact, assets	906	(333)
Balance at end of period, assets	9,353	7,998
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,309	4,778
Transfers in, assets	253	305
Transfers out, assets	(349)	(315)
Purchases, assets	368	727
Sales, assets	(1,098)	(1,280)
Issuances, assets	3,346	3,541
Settlements, assets	(2,428)	(2,171)
Gain (loss) on transfers in/out included in trading revenues, assets	1	1
Gain (loss) on all other activity included in trading revenues, assets	(118)	(85)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(4)	0
Foreign currency translation impact, assets	573	(192)
Balance at end of period, assets	5,853	5,309
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,322	1,530
Transfers in, assets	156	15
Transfers out, assets	(163)	(6)
Purchases, assets	16	71
Sales, assets	(422)	(207)
Issuances, assets	943	651
Settlements, assets	(482)	(650)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(33)	(48)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	0
Foreign currency translation impact, assets	152	(34)
Balance at end of period, assets	1,494	1,322
Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	42	43
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	29	12
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(7)	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(12)
Foreign currency translation impact, assets	6	(1)
Balance at end of period, assets	70	42
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,159	5,164
Transfers in, assets	3,165	3,552
Transfers out, assets	(3,205)	(2,998)
Purchases, assets	7,852	4,781
Sales, assets	(6,713)	(4,213)
Issuances, assets	845	1,034
Settlements, assets	(1,448)	(1,148)
Gain (loss) on transfers in/out included in trading revenues, assets	165	5
Gain (loss) on all other activity included in trading revenues, assets	(5)	199
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	653	(217)
Balance at end of period, assets	7,468	6,159
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,615	4,463
Transfers in, assets	3,154	3,539
Transfers out, assets	(3,174)	(2,918)
Purchases, assets	7,486	4,456
Sales, assets	(6,382)	(3,964)
Issuances, assets	845	1,034
Settlements, assets	(1,448)	(1,147)
Gain (loss) on transfers in/out included in trading revenues, assets	169	5
Gain (loss) on all other activity included in trading revenues, assets	(2)	348
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	0
Foreign currency translation impact, assets	589	(201)
Balance at end of period, assets	6,851	5,615
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(22)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	35,084	35,689
Transfers in, assets	8,885	7,429
Transfers out, assets	(9,512)	(9,761)
Purchases, assets	20,332	17,507
Sales, assets	(21,886)	(19,683)
Issuances, assets	8,053	9,929
Settlements, assets	(8,151)	(6,732)
Gain (loss) on transfers in/out included in trading revenues, assets	270	428
Gain (loss) on all other activity included in trading revenues, assets	2,092	752
Gain (loss) on transfers in/out included in other revenues, assets	0	(1)
Gain (loss) on all other activity included in other revenues, assets	529	779
Foreign currency translation impact, assets	3,738	(1,252)
Balance at end of period, assets	39,434	35,084
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	204	0
Transfers in, assets	0	0
Transfers out, assets	(151)	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	362
Settlements, assets	0	(153)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	24	(9)
Balance at end of period, assets	77	204
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	13,710	15,451
Transfers in, assets	5,218	3,451
Transfers out, assets	(5,533)	(4,909)
Purchases, assets	10,449	10,034
Sales, assets	(9,277)	(10,071)
Issuances, assets	2,330	1,766
Settlements, assets	(3,535)	(2,511)
Gain (loss) on transfers in/out included in trading revenues, assets	102	423
Gain (loss) on all other activity included in trading revenues, assets	2,076	563
Gain (loss) on transfers in/out included in other revenues, assets	0	(1)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	1,640	(486)
Balance at end of period, assets	17,180	13,710
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,069	5,830
Transfers in, assets	1,260	1,418
Transfers out, assets	(3,018)	(1,977)
Purchases, assets	5,554	6,363
Sales, assets	(5,435)	(6,984)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(60)	165
Gain (loss) on all other activity included in trading revenues, assets	535	465
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	560	(211)
Balance at end of period, assets	4,465	5,069
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,128	3,192
Transfers in, assets	392	571
Transfers out, assets	(756)	(552)
Purchases, assets	1,161	1,759
Sales, assets	(2,004)	(3,022)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(68)	109
Gain (loss) on all other activity included in trading revenues, assets	402	157
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	180	(86)
Balance at end of period, assets	1,435	2,128
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	436	724
Transfers in, assets	625	467
Transfers out, assets	(676)	(690)
Purchases, assets	732	1,012
Sales, assets	(659)	(1,162)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	11	11
Gain (loss) on all other activity included in trading revenues, assets	81	91
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	62	(17)
Balance at end of period, assets	612	436
Bank | Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	417	1,023
Transfers in, assets	105	86
Transfers out, assets	(392)	(310)
Purchases, assets	415	497
Sales, assets	(282)	(866)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	(4)
Gain (loss) on all other activity included in trading revenues, assets	(58)	15
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	52	(24)
Balance at end of period, assets	257	417
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,567	447
Transfers in, assets	112	55
Transfers out, assets	(697)	(357)
Purchases, assets	2,593	3,072
Sales, assets	(2,402)	(1,810)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(8)	36
Gain (loss) on all other activity included in trading revenues, assets	61	197
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	195	(73)
Balance at end of period, assets	1,421	1,567
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	595	485
Transfers in, assets	939	303
Transfers out, assets	(469)	(237)
Purchases, assets	727	405
Sales, assets	(554)	(431)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	35	20
Gain (loss) on all other activity included in trading revenues, assets	196	68
Gain (loss) on transfers in/out included in other revenues, assets	0	(1)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	97	(17)
Balance at end of period, assets	1,566	595
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,217	6,650
Transfers in, assets	2,156	1,442
Transfers out, assets	(1,168)	(2,208)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	2,330	1,766
Settlements, assets	(3,334)	(2,446)
Gain (loss) on transfers in/out included in trading revenues, assets	110	230
Gain (loss) on all other activity included in trading revenues, assets	941	(53)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	571	(164)
Balance at end of period, assets	6,823	5,217
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,574	1,859
Transfers in, assets	70	244
Transfers out, assets	(40)	(363)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	197	279
Settlements, assets	(574)	(663)
Gain (loss) on transfers in/out included in trading revenues, assets	13	8
Gain (loss) on all other activity included in trading revenues, assets	393	249
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	170	(39)
Balance at end of period, assets	1,803	1,574
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,138	1,294
Transfers in, assets	1,891	923
Transfers out, assets	(575)	(633)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	536	627
Settlements, assets	(899)	(631)
Gain (loss) on transfers in/out included in trading revenues, assets	(28)	38
Gain (loss) on all other activity included in trading revenues, assets	379	(461)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	127	(19)
Balance at end of period, assets	2,569	1,138
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,240	1,920
Transfers in, assets	132	223
Transfers out, assets	(534)	(1,020)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	405	207
Settlements, assets	(417)	(538)
Gain (loss) on transfers in/out included in trading revenues, assets	120	184
Gain (loss) on all other activity included in trading revenues, assets	(26)	330
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	143	(66)
Balance at end of period, assets	1,063	1,240
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,829	2,486
Transfers in, assets	863	288
Transfers out, assets	(878)	(487)
Purchases, assets	4,168	3,266
Sales, assets	(3,288)	(2,656)
Issuances, assets	0	0
Settlements, assets	(201)	(65)
Gain (loss) on transfers in/out included in trading revenues, assets	17	8
Gain (loss) on all other activity included in trading revenues, assets	404	83
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	412	(94)
Balance at end of period, assets	4,326	2,829
Bank | Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2	170
Transfers in, assets	0	0
Transfers out, assets	0	(230)
Purchases, assets	0	165
Sales, assets	0	(82)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	9
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	1	(30)
Balance at end of period, assets	3	2
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,963	8,082
Transfers in, assets	2	106
Transfers out, assets	(22)	(63)
Purchases, assets	931	1,270
Sales, assets	(3,845)	(3,014)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	201	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	534	776
Foreign currency translation impact, assets	507	(192)
Balance at end of period, assets	5,271	6,963
Bank | Recurring basis | Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	314	392
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	1,855	1,632
Bank | Recurring basis | Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	1,855	1,631
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,600	1,818
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	204	189
Sales, assets	(333)	(365)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	179	1
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	184	(43)
Balance at end of period, assets	1,834	1,600
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,363	6,264
Transfers in, assets	2	106
Transfers out, assets	(22)	(63)
Purchases, assets	727	1,081
Sales, assets	(3,512)	(2,649)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	22	(3)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	534	776
Foreign currency translation impact, assets	323	(149)
Balance at end of period, assets	3,437	5,363
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,998	6,619
Transfers in, assets	500	320
Transfers out, assets	(601)	(1,561)
Purchases, assets	1,024	800
Sales, assets	(2,012)	(1,673)
Issuances, assets	4,878	6,767
Settlements, assets	(3,168)	(2,920)
Gain (loss) on transfers in/out included in trading revenues, assets	3	0
Gain (loss) on all other activity included in trading revenues, assets	(173)	(21)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(2)	0
Foreign currency translation impact, assets	906	(333)
Balance at end of period, assets	9,353	7,998
Bank | Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,309	4,778
Transfers in, assets	253	305
Transfers out, assets	(349)	(315)
Purchases, assets	368	727
Sales, assets	(1,098)	(1,280)
Issuances, assets	3,346	3,541
Settlements, assets	(2,428)	(2,171)
Gain (loss) on transfers in/out included in trading revenues, assets	1	1
Gain (loss) on all other activity included in trading revenues, assets	(118)	(85)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(4)	0
Foreign currency translation impact, assets	573	(192)
Balance at end of period, assets	5,853	5,309
Bank | Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,322	1,530
Transfers in, assets	156	15
Transfers out, assets	(163)	(6)
Purchases, assets	16	71
Sales, assets	(422)	(207)
Issuances, assets	943	651
Settlements, assets	(482)	(650)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(33)	(48)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	0
Foreign currency translation impact, assets	152	(34)
Balance at end of period, assets	1,494	1,322
Bank | Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	42	43
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	29	12
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(7)	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(12)
Foreign currency translation impact, assets	6	(1)
Balance at end of period, assets	70	42
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,159	5,164
Transfers in, assets	3,165	3,552
Transfers out, assets	(3,205)	(2,998)
Purchases, assets	7,852	4,781
Sales, assets	(6,713)	(4,213)
Issuances, assets	845	1,034
Settlements, assets	(1,448)	(1,148)
Gain (loss) on transfers in/out included in trading revenues, assets	165	5
Gain (loss) on all other activity included in trading revenues, assets	(5)	199
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	653	(217)
Balance at end of period, assets	7,468	6,159
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,615	4,463
Transfers in, assets	3,154	3,539
Transfers out, assets	(3,174)	(2,918)
Purchases, assets	7,486	4,456
Sales, assets	(6,382)	(3,964)
Issuances, assets	845	1,034
Settlements, assets	(1,448)	(1,147)
Gain (loss) on transfers in/out included in trading revenues, assets	169	5
Gain (loss) on all other activity included in trading revenues, assets	(2)	348
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	0
Foreign currency translation impact, assets	589	(201)
Balance at end of period, assets	6,851	5,615
Bank | Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(22)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	35,078	35,529
Transfers in, assets	8,885	7,429
Transfers out, assets	(9,512)	(9,761)
Purchases, assets	20,285	17,062
Sales, assets	(21,847)	(19,053)
Issuances, assets	8,053	9,929
Settlements, assets	(8,151)	(6,732)
Gain (loss) on transfers in/out included in trading revenues, assets	270	428
Gain (loss) on all other activity included in trading revenues, assets	2,092	752
Gain (loss) on transfers in/out included in other revenues, assets	0	(1)
Gain (loss) on all other activity included in other revenues, assets	532	764
Foreign currency translation impact, assets	3,737	(1,268)
Balance at end of period, assets	39,422	35,078